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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

FINANCIAL STATEMENTS

Varilife
Years ended December 31, 2000, 1999 and 1998

                                    Varilife
                              Financial Statements
                  Years ended December 31, 2000, 1999 and 1998

                                    CONTENTS

Report of Independent Auditors..............................................   1

Audited Financial Statements

[LOGO] ERNST & YOUNG     ERNST & YOUNG LLP                 Phone: (816) 474-5200
                         One Kansas City Place
                         1200 Main Street
                         Kansas City, Missouri 64105-2143

                         Report of Independent Auditors

The Contract Owners
Varilife
        and
The Board of Directors
Security Benefit Life Insurance Company

We have  audited the  accompanying  individual  and combined  balance  sheets of
Varilife  (comprised  of the  individual  series  as  indicated  therein)  as of
December 31, 2000,  and the related  statements of operations  for the year then ended and  changes in net assets for each of the three  years in the period then ended.  These financial  statements are the  responsibility  of Security Benefit
Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned at December 31, 2000, by correspondence  with the transfer  agent.  An audit also includes  assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  series of Varilife at December  31,  2000,  and the  individual  and combined  results of their  operations  and  changes in their net assets for the periods  described  above in conformity  with  accounting  principles  generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

                                    Varilife
                                 Balance Sheets
                                December 31, 2000

ASSETS
Investments:
  SBL Fund:
    Series A (Equity Series) - 204 shares at net
      asset value of $28.50 per share (cost, $6,880).......................       $  5,803
    Series B (Large Cap Value Series) - 6,650 shares at
      net asset value of $19.93 per share (cost, $172,815).................        132,533
    Series C (Money Market Series) - 779 shares at net
      asset value of $12.69 per share (cost, $9,692).......................          9,889
    Series D (Global Series) - 417 shares at net
      asset value of $8.49 per share (cost, $2,636)........................          3,544
    Series E (Diversified Income Series) - 293 shares at
      net asset value of $11.37 per share (cost, $3,427)...................          3,331
                                                                                   -------
Combined assets............................................................       $155,100
                                                                                   =======

                                                            NUMBER      UNIT
                                                           OF UNITS     VALUE
                                                           -------------------
NET ASSETS
Net assets are represented by:
  Equity Series:
    Accumulation units..................................     142       $40.89     $  5,803
  Large Cap Value Series:
    Accumulation units..................................   3,802        34.86      132,533
  Money Market Series:
    Accumulation units..................................     544        18.19        9,889
  Global Series:
    Accumulation units..................................     147        24.08        3,544
  Diversified Income Series:
    Accumulation units..................................     150        22.19        3,331
                                                                                   -------
Combined net assets.....................................                          $155,100
                                                                                   =======

SEE ACCOMPANYING NOTES.

                                    Varilife
                            Statements of Operations
                          Year ended December 31, 2000

                                                                       LARGE
                                                                        CAP         MONEY
                                                          EQUITY       VALUE        MARKET
                                                          SERIES       SERIES       SERIES
                                                         ---------------------------------
Investment income (loss):
   Dividend distributions..............................  $     2      $  4,329      $  55
   Expenses (NOTE 2):
     Mortality and expense risk fee....................     (340)       (1,187)       (89)
     Administrative fee and insurance costs............     (261)         (534)      (326)
                                                         ---------------------------------
Net investment income (loss)...........................     (599)        2,608       (360)

Net realized and unrealized gain (loss) on investments:
   Capital gains distributions.........................      527        12,228        ---
   Realized gain (loss) on investments.................    2,657          (273)        (4)
   Unrealized gain (loss) on investments...............   (4,489)      (26,034)       519
                                                         ---------------------------------
Net realized and unrealized gain (loss) on investments.   (1,305)      (14,079)       515
                                                         ---------------------------------
Net increase (decrease) in net
  assets resulting from operations.....................  $(1,904)     $(11,471)     $ 155
                                                         =================================

                                                                  DIVERSIFIED
                                                         GLOBAL     INCOME
                                                         SERIES     SERIES      COMBINED
                                                         --------------------------------
Investment income (loss):
  Dividend distributions...............................  $ ---       $ 23       $  4,409
  Expenses (NOTE 2):
    Mortality and expense risk fee.....................    (34)       (30)        (1,680)
    Administrative fee and insurance costs.............    (62)       (52)        (1,235)
                                                         --------------------------------
Net investment income (loss)...........................    (96)       (59)         1,494

Net realized and unrealized gain (loss) on investments:
  Capital gains distributions..........................    365          -         13,120
  Realized gain (loss) on investments..................     23        (10)         2,393
  Unrealized gain (loss) on investments................   (261)       247        (30,018)
                                                         --------------------------------
Net realized and unrealized gain (loss) on investments.    127        237        (14,505)
                                                         --------------------------------
Net increase (decrease) in net
  assets resulting from operations.....................  $  31       $178       $(13,011)
                                                         ================================

SEE ACCOMPANYING NOTES.

                                    Varilife
                       Statements of Changes in Net Assets
                  Years ended December 31, 2000, 1999 and 1998

                                                                  EQUITY SERIES
                                                          2000         1999         1998
                                                        ----------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....................   $   (599)    $   (132)    $  (635)
    Capital gains distributions......................        527          218       4,314
    Realized gain (loss) on investments..............      2,657        8,090       1,244
    Unrealized gain (loss) on investments............     (4,489)      (4,384)      8,448
                                                        ----------------------------------
  Net increase (decrease) in
    net assets from operations.......................     (1,904)       3,792      13,371

  From policyholder transactions (NOTE 3):
    Varilife deposits................................        ---       66,350         ---
    Terminations and withdrawals.....................    (68,078)     (66,736)     (8,920)
                                                        ----------------------------------
  Net increase (decrease) in net assets
    from policyholder transactions...................    (68,078)        (386)     (8,920)
                                                        ----------------------------------
Net increase (decrease) in net assets................    (69,982)       3,406       4,451
Net assets at beginning of year......................     75,785       72,379      67,928
                                                        ----------------------------------
Net assets at end of year............................   $  5,803     $ 75,785     $72,379
                                                        ==================================

                                                             LARGE CAP VALUE SERIES
                                                          2000        1999        1998
                                                        ---------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....................   $  2,608    $  1,205    $    514
    Capital gains distributions......................     12,228      52,180      14,583
    Realized gain (loss) on investments..............       (273)        330       4,290
    Unrealized gain (loss) on investments............    (26,034)    (52,891)    (11,400)
                                                        ---------------------------------
  Net increase (decrease) in
    net assets from operations.......................    (11,471)        824       7,987

  From policyholder transactions (NOTE 3):
    Varilife deposits................................        ---         ---         ---
    Terminations and withdrawals.....................        ---         ---      (7,910)
                                                        ---------------------------------
  Net increase (decrease) in net assets
    from policyholder transactions...................        ---         ---      (7,910)
                                                        ---------------------------------
Net increase (decrease) in net assets................    (11,471)        824          77
Net assets at beginning of year......................    144,004     143,180     143,103
                                                        ---------------------------------
Net assets at end of year............................   $132,533    $144,004    $143,180
                                                        =================================

                                                               MONEY MARKET SERIES
                                                         2000         1999         1998
                                                        ---------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....................   $ (360)     $  2,199      $   97
    Capital gains distributions......................      ---           ---         ---
    Realized gain (loss) on investments..............       (4)         (386)        (12)
    Unrealized gain (loss) on investments............      519          (167)         26
                                                        ---------------------------------
  Net increase (decrease) in
    net assets from operations.......................      155         1,646         111

  From policyholder transactions (NOTE 3):
    Varilife deposits................................      ---        64,764         ---
    Terminations and withdrawals.....................      ---       (66,350)        ---
                                                        ---------------------------------
  Net increase (decrease) in net assets
    from policyholder transactions...................      ---        (1,586)        ---
                                                        ---------------------------------
Net increase (decrease) in net assets................      155            60         111
Net assets at beginning of year......................    9,734         9,674       9,563
                                                        ---------------------------------
Net assets at end of year............................   $9,889      $  9,734      $9,674
                                                        =================================

                                    Varilife
                 Statements of Changes in Net Assets (continued)

                                                                  GLOBAL SERIES
                                                         2000         1999         1998
                                                        ---------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....................   $  (96)      $  (65)      $  (27)
    Capital gains distributions......................      365          347          168
    Realized gain (loss) on investments..............       23           10            6
    Unrealized gain (loss) on investments............     (261)         877          195
                                                        ---------------------------------
  Net increase (decrease) in
    net assets from operations.......................       31        1,169          342

  From policyholder transactions (NOTE 3):
    Varilife deposits................................      ---            1          ---
    Terminations and withdrawals.....................      ---          ---          ---
                                                        ---------------------------------
  Net increase (decrease) in net assets
    from policyholder transactions...................      ---            1          ---
                                                        ---------------------------------
Net increase (decrease) in net assets................       31        1,170          342
Net assets at beginning of year......................    3,513        2,343        2,001
                                                        ---------------------------------
Net assets at end of year............................   $3,544       $3,513       $2,343
                                                        =================================

                                                           DIVERSIFIED INCOME SERIES
                                                         2000         1999         1998
                                                        --------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....................   $  (59)      $  308       $  114
    Capital gains distributions......................      ---          ---          ---
    Realized gain (loss) on investments..............      (10)         ---            5
    Unrealized gain (loss) on investments............      247         (514)          50
                                                        --------------------------------
  Net increase (decrease) in
    net assets from operations.......................      178         (206)         169

  From policyholder transactions (NOTE 3):
    Varilife deposits................................      ---          ---          ---
    Terminations and withdrawals.....................      ---          ---          ---
                                                        --------------------------------
  Net increase (decrease) in net assets
    from policyholder transactions...................      ---          ---          ---
                                                        --------------------------------
Net increase (decrease) in net assets................      178         (206)         169
Net assets at beginning of year......................    3,153        3,359        3,190
                                                        --------------------------------
Net assets at end of year............................   $3,331       $3,153       $3,359
                                                        ================================

                                                                     COMBINED
                                                          2000         1999        1998
                                                        ----------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....................   $  1,494    $   3,515    $     63
    Capital gains distributions......................     13,120       52,745      19,065
    Realized gain (loss) on investments..............      2,393        8,044       5,533
    Unrealized gain (loss) on investments............    (30,018)     (57,079)     (2,681)
                                                        ----------------------------------
  Net increase (decrease) in
    net assets from operations.......................    (13,011)       7,225      21,980

  From policyholder transactions (NOTE 3):
    Varilife deposits................................        ---      131,115         ---
    Terminations and withdrawals.....................    (68,078)    (133,086)    (16,830)
                                                        ----------------------------------
  Net increase (decrease) in net assets
    from policyholder transactions...................    (68,078)      (1,971)    (16,830)
                                                        ----------------------------------
Net increase (decrease) in net assets................    (81,089)       5,254       5,150
Net assets at beginning of year......................    236,189      230,935     225,785
                                                        ----------------------------------
Net assets at end of year............................   $155,100    $ 236,189    $230,935
                                                        ==================================

SEE ACCOMPANYING NOTES.

                                    Varilife
                          Notes to Financial Statements
                        December 31, 2000, 1999 and 1998

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Varilife (the Account) is a separate  account of Security Benefit Life Insurance
Company (SBL).  The Account is registered as a unit  investment  trust under the
Investment Company Act of 1940, as amended.  All activity in the account relates to a variable  life  product sold by SBL.  Deposits  received by the Account are invested in the SBL Fund, a mutual fund not  otherwise  available to the public.
As directed by the owners, amounts deposited may be invested in shares of Series
A (Equity Series - emphasis on capital appreciation),  Series B (Large Cap Value
Series - emphasis on capital  appreciation  with secondary  emphasis on income),
Series  C  (Money  Market  Series  -  emphasis  on  capital  preservation  while generating  interest  income),  Series D (Global  Series - emphasis on long-term capital  growth  through  investment  in foreign and  domestic  common stock and equivalents)  and Series E  (Diversified  Income  Series -  emphasis  on current income with security of principal).

During 2000, the former Growth Series,  Growth-Income  Series,  Worldwide Equity
Series and High Grade Income Series were renamed Equity Series,  Large Cap Value
Series, Global Series and Diversified Income Series, respectively.

Under the terms of the investment advisory contracts,  portfolio  investments of the underlying mutual funds are made by Security Management Company,  LLC (SMC), a limited liability company controlled by its members,  SBL and Security Benefit
Group,  Inc., a wholly-owned  subsidiary of SBL. SMC engaged  Oppenheimer Funds,
Inc. to serve as sub-advisor to Global Series.

INVESTMENT VALUATION

Investments  in mutual fund  shares are  carried in the balance  sheet at market value (net asset value of the underlying mutual fund).  Investment  transactions are accounted for on the trade date.  Beginning January 1, 2000,  realized gains and losses on sales of investments  are determined  based on the average cost of investments  sold.  Previously,  the first-in,  first-out  method was used. This change in accounting principle had no effect on net assets.

The cost of  investments  purchased and proceeds from  investments  sold for the years ended December 31 were as follows:

                           2000                     1999                     1998
                  ----------------------   ----------------------   ----------------------
                   COST OF     PROCEEDS     COST OF     PROCEEDS     COST OF     PROCEEDS
                  PURCHASES   FROM SALES   PURCHASES   FROM SALES   PURCHASES   FROM SALES
                  ----------------------   ----------------------   ----------------------
Equity Series..... $   530     $68,680      $66,810     $67,110      $ 4,652      $9,893
Large Cap Value
  Series..........  16,557       1,721       55,241       1,856       16,879       9,692
Money Market
  Series..........      55         415       68,040      67,427          469         372
Global Series.....     365          96          348          65          196          55
Diversified
  Income Series...      23          82          388          80          197          83

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective  series.  Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of SBL. Under current law, no federal  income  taxes are  allocated  by SBL to the  operations  of the
Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally  accepted in the United States  requires  management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts an  administrative  fee of $20 per month for the first 12 months and
$5 per month  thereafter.  A deduction for insurance  costs also is made monthly and is based on the insured's  attained age, sex, rating class and policy value.
Mortality  and  expense  risks  assumed  by  SBL  are  compensated  for by a fee equivalent to an annual rate of 0.9% of the net asset value of each contract.

When applicable, an amount for state premium taxes is deducted from each premium as provided by pertinent state law.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                 UNITS
                                                        ------------------------
                                                         YEAR ENDED DECEMBER 31
                                                        2000      1999      1998
                                                        ------------------------
    Equity Series:
      Varilife deposits..............................     ---     1,460     ---
      Terminations, withdrawals and administrative
        and insurance expense charges................   1,462     1,498     274
    Large Cap Value Series:
      Terminations, withdrawals and administrative
        and insurance expense charges................      15        13     249
    Money Market Series:
      Varilife deposits..............................     ---     3,863     ---
      Terminations, withdrawals and administrative
        and insurance expense charges................      18     3,882      17
    Global Series:
      Terminations, withdrawals and administrative
        and insurance expense charges................       2         3       3
    Diversified Income Series:
      Terminations, withdrawals and administrative
        and insurance expense charges................       2         3       3